DESCRIPTION OF BUSINESS (Details Narrative) - $ / shares					3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 24, 2024	Apr. 24, 2024	Jun. 27, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 19, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired	222,222,000	222,222,000
Common stock, par value			$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock, par value						$ 0.001		$ 0.001	$ 0.001	$ 0.001
Shares issued upon conversion common stock, shares authorizedon of Series A Preferred Stock, shares			250,000,000			1,000,000,000		1,000,000,000	1,000,000,000
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share issued and outstanding percentage			96.00%
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued					666,667	5,407,143	11,916,667	17,291,667	1,500,000
Shares issued upon conversion of Series A Preferred Stock, shares			485,781,168	485,781,168					485,781,168
Bitech Mining Corporation [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired				94,312,250
Share issued and outstanding percentage				100.00%
Number of shares issued				9,000,000
Preferred stock, par value				$ 0.001
Shares issued				0.09543
Shares issued upon conversion of Series A Preferred Stock, shares				9,000,000
Preferred stock conversion term				Each share of Series A Preferred Stock shall automatically convert into 53.975685 shares (an aggregate of approximately 485,781,300) of the Company’s Common Stock (the “Company Common Stock”) upon filing of an amendment to its Certificate of Incorporation increasing the number of the Company’s authorized common stock so that there are a sufficient number of shares of Company Common Stock authorized but unissued to permit a full conversion of all the Series A Preferred Stock.
Bitech Mining Corporation [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value				$ 0.001
Share issued and outstanding percentage				100.00%
Shares issued upon conversion of Series A Preferred Stock, shares				94,312,250
Bitech Mining Corporation [Member] | Share Exchange Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired				94,312,250
Common stock, par value				$ 0.001
Share issued and outstanding percentage				100.00%